Short term investments, deposits and other assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Deposits and Other Assets
Short term investments, deposits and other assets as of December 31, 2019 and 2018 are as follows:

	Notes	December 31, 2019	December 31, 2018
Short term investments (1)		$55,440	$59,847

Total		$55,440	$59,847

Deposits and other assets – short term:
Deposits with lessors (2)		$11,963	$15,535
Guarantee deposits (3)		8,657	2,283
Others (4)		18,030	9,542

Subtotal		38,650	27,360
Fair value of derivative instruments	27	525	2,566

Total		$39,175	$29,926

Deposits and other assets – long term:
Deposits with lessors (2)		$35,374	$73,569
Long term investments – restricted		—	7,459
Guarantee deposits (3)		10,032	14,715
Others (4)		8,657	14,983

Subtotal		54,063	110,726
Fair value of derivative instruments	27	11	4,778

Total		$54,074	$115,504

(1)
Short term classification corresponds to funds invested that will expire within one year. All treasury cash surpluses are invested as defined and outlined in the Group´s Investment Policy. Otherwise, they are classified as long-term. The restricted investments correspond to CDT’s and bonds constituted by the Trusts held by the Group.

(2)
Corresponds mainly to maintenance deposits in connection with leased aircraft. These deposits are applied to future maintenance event costs and are calculated on the basis of a performance measure, such as flight hours or cycles. They are specifically intended to guarantee maintenance events on leased aircraft.

Maintenance deposits paid do not transfer the obligation to maintain aircraft or the costs associated with maintenance activities.
Maintenance deposits are reimbursable to the Group upon completion of the maintenance event in an amount equal to the lesser of (a) the amount of the maintenance deposits held by the lessor associated with the specific maintenance event or (b) the qualifying costs related to the specific maintenance event.

The variation corresponds to the change of guarantee on the debt since now the Group constitutes letters of credit with the same lessor in order to ensure the payments.

(3)	Corresponds mainly to amounts paid to suppliers in connections with leasehold of airport facilities, among other service agreements.

(5)	It mainly corresponds to guarantee deposits, national tax return and deferred charges. The increase is by guarantee deposits in the renewal for agreements on aircraft leasing with JP Morgan bank.